Waddell & Reed Advisors Funds
               Cash Management

               Semiannual
               Report
               ------------------
               March 31, 2003

CONTENTS

         3     President's Letter

         5     Investments

        14     Statement of Assets and Liabilities

        15     Statement of Operations

        16     Statement of Changes in Net Assets

        17     Financial Highlights

        21     Notes to Financial Statements

        25     Independent Auditors' Report

        26     Directors & Officers

























This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Cash Management, Inc. current prospectus.

PRESIDENT'S LETTER OF CASH MANAGEMENT
-----------------------------------------------------------------
     March 31, 2003


Dear Shareholder,


Enclosed is our report on your Fund's operations for the six months ended March 31, 2003.

While the last six months brought the onset of war with Iraq, along with the continuation of geopolitical turmoil, we did see some positive economic news during the period. The U.S. economy has been resilient, despite enduring many challenges.

Two primary things occurred over the last six months that positively affected the financial markets. First, the Federal Reserve reduced short-term interest rates on November 6 to 1.25 percent, the lowest level in many years. Second, when war did break out in mid-March, the markets rose, anticipating a favorable resolution. Uncertainty continues to weigh on the markets, however, in terms of the ultimate outcome of the war and the direction and strength of the economy.

While we do expect equity market volatility to continue for the near term, the underlying trends lead us to believe that the prospects for stocks are positive. We anticipate some form of tax relief later in 2003, both in terms of the acceleration of tax reductions in place since 2002 and, hopefully, relief on the double taxation of dividends. We believe the equity markets have the potential for positive returns in 2003.

By March 31, the primary equity indexes had in fact turned in positive results, although the uncertainty surrounding the war and economic conditions remains a wild-card factor going forward. For the last six months, the S&P 500 Index increased 5.04 percent. The other two major indexes had slightly better returns, with the Nasdaq Composite Index increasing 14.43 percent over the last six months and the Dow Jones Industrial Average increasing 6.89 percent for the period.

Bonds also generally had positive returns during the period, although they were not quite as strong as stocks, as evidenced by the Citigroup Broad Investment Grade Index's increase of 3.03 percent for the period. Low and declining inflation rates and an accommodative Federal Reserve have aided bond performance over the last six months.

The very nature of U.S. financial markets is one of fluctuation. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for investors to have a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investments on a regular basis to ensure that they adhere to current risk tolerance and are adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market gyrations. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.

Respectfully,
Henry J. Herrmann
President


Please remember that an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE INVESTMENTS OF CASH MANAGEMENT
     March 31, 2003

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS
Commercial Paper
 Aluminum - 2.03%
 Alcoa Incorporated:
   1.23%, 4-1-03 .........................    $3,898 $    3,898,000
   1.25%, 4-10-03 ........................     5,000      4,998,438
   1.24%, 4-11-03 ........................    13,400     13,395,385
                                                     --------------
                                                         22,291,823
                                                     --------------

 Banks - 4.45%
 Lloyds TSB Bank PLC,
   1.24%, 4-22-03 ........................     3,750      3,747,288
 Wells Fargo & Company,
   1.25%, 4-7-03 .........................    45,000     44,990,625
                                                     --------------
                                                         48,737,913
                                                     --------------

 Beverages - 2.82%
 Coca-Cola Company (The),
   1.23%, 4-29-03 ........................     1,165      1,163,885
 Diageo Capital plc:
   1.25%, 4-15-03 ........................     7,000      6,996,597
   1.25%, 4-24-03 ........................    18,000     17,985,625
   1.23%, 4-29-03 ........................     4,750      4,745,456
                                                     --------------
                                                         30,891,563
                                                     --------------

 Containers - 1.84%
 Bemis Company, Inc.:
   1.25%, 4-3-03 .........................    12,000     11,999,167
   1.21%, 4-9-03 .........................     8,200      8,197,795
                                                     --------------
                                                         20,196,962
                                                     --------------

 Finance Companies - 2.53%
 Caterpillar Financial Services Corp.,
   1.21%, 4-14-03 ........................     8,900      8,896,111
 PACCAR Financial Corp.:
   1.24%, 4-4-03 .........................     2,100      2,099,783
   1.24%, 4-7-03 .........................     4,000      3,999,173
   1.24%, 4-16-03 ........................    12,073     12,066,762
   1.25%, 4-16-03 ........................       490        489,745
   1.25%, 4-25-03 ........................       200        199,833
                                                     --------------
                                                         27,751,407
                                                     --------------

 Food and Related - 5.00%
 Golden Peanut Co.:
   1.28%, 4-4-03 .........................    11,000     10,998,827
   1.25%, 4-11-03 ........................    13,900     13,895,174
   1.25%, 4-23-03 ........................     5,000      4,996,180
   1.25%, 4-30-03 ........................     3,000      2,996,979
   1.26%, 5-21-03 ........................     2,535      2,530,564
   1.2%, 6-4-03 ..........................     6,000      5,987,200
   1.22%, 6-11-03 ........................     4,650      4,638,812
   1.22%, 6-12-03 ........................     8,750      8,728,650
                                                     --------------
                                                         54,772,386
                                                     --------------

 Health Care -- Drugs - 9.34%
 Alcon Capital Corporation (Nestle S.A.):
   1.25%, 4-3-03 .........................    30,000     29,997,917
   1.26%, 4-9-03 .........................     1,100      1,099,693
   1.22%, 4-11-03 ........................     5,000      4,998,305
   1.25%, 4-17-03 ........................       500        499,722
   1.25%, 4-28-03 ........................     8,000      7,992,500
 Alcon Finance PLC (Nestle S.A.),
   1.25%, 4-11-03 ........................    10,000      9,996,528
 GlaxoSmithKline Finance plc:
   1.25%, 4-9-03 .........................     2,000      1,999,444
   1.25%, 4-14-03 ........................    15,750     15,742,891
   1.25%, 4-30-03 ........................    10,400     10,389,528
 Merck & Co., Inc.:
   1.23%, 5-9-03 .........................     5,000      4,993,508
   1.2%, 5-23-03 .........................     3,000      2,994,800
 Pharmacia Corporation:
   1.25%, 4-2-03 .........................    10,000      9,999,653
   1.23%, 4-4-03 .........................     1,582      1,581,838
                                                     --------------
                                                        102,286,327
                                                     --------------

 Health Care -- General - 4.47%
 Johnson & Johnson:
   1.1%, 9-18-03 .........................    44,200     43,970,406
   1.15%, 9-18-03 ........................     5,000      4,972,847
                                                     --------------
                                                         48,943,253
                                                     --------------

 Household -- General Products - 2.32%
 Kimberly-Clark Worldwide Inc.:
   1.24%, 4-7-03 .........................    16,908     16,904,506
   1.25%, 4-7-03 .........................     8,500      8,498,229
                                                     --------------
                                                         25,402,735
                                                     --------------

 Multiple Industry - 0.07%
 BOC Group Inc. (DE),
   1.3%, 4-4-03 ..........................       750        749,919
                                                     --------------

 Publishing - 4.93%
 Gannett Co.:
   1.23%, 4-10-03 ........................    35,000     34,989,238
   1.26%, 4-17-03 ........................    19,000     18,989,360
                                                     --------------
                                                         53,978,598
                                                     --------------

 Retail -- General Merchandise - 1.15%
 May Department Stores Company (The),
   1.27%, 4-22-03 ........................    12,600     12,590,666
                                                     --------------

 Utilities -- Telephone - 10.36%
 BellSouth Corporation,
   1.24%, 4-28-03 ........................     2,700      2,697,489
 SBC International Inc.:
   1.24%, 4-23-03 ........................    33,600     33,574,539
   1.24%, 5-7-03 .........................    21,550     21,523,278
 Verizon Network Funding Corporation:
   1.24%, 4-16-03 ........................    45,600     45,576,440
   1.24%, 4-23-03 ........................    10,100     10,092,346
                                                     --------------
                                                        113,464,092
                                                     --------------

Total Commercial Paper - 51.31%                         562,057,644

Commercial Paper (backed by irrevocable
 bank letter of credit)
 Forest and Paper Products - 1.14%
 Florens Container Inc. (Bank of America N.A.),
   1.26%, 4-24-03 ........................    12,450     12,439,978
                                                     --------------

 Motor Vehicles - 1.80%
 Hyundai Motor Finance Co.
   (Bank of America N.A.),
   1.4%, 4-1-03 ..........................    19,768     19,768,000
                                                     --------------

Total Commercial Paper (backed by irrevocable
 bank letter of credit)  - 2.94%                         32,207,978

Notes
 Banks - 3.38%
 Bank One, N.A.,
   1.29%, 5-27-03 ........................    29,000     28,997,344
 Wells Fargo & Company,
   1.3275%, 4-1-03 .......................     8,000      8,000,000
                                                     --------------
                                                         36,997,344
                                                     --------------

 Business Equipment and Services - 0.73%
 Berkeley Hills Country Club, Inc. (Wachovia Bank),
   1.41%, 4-3-03 .........................     6,630      6,630,000
 Playworld Systems Incorporated (Wachovia Bank),
   1.41%, 4-2-03 .........................     1,330      1,330,000
                                                     --------------
                                                          7,960,000
                                                     --------------

 Capital Equipment - 0.24%
 Duerr Tool & Die Company, Inc. (Wachovia Bank),
   1.41%, 4-3-03 .........................     2,655      2,655,000
                                                     --------------

 Finance Companies - 0.13%
 DBSI First Mortgage 1997 Corp. (United States
   National Bank of Oregon),
   1.35%, 4-3-03 .........................     1,400      1,400,000
                                                     --------------

 Food and Related - 0.56%
 Butter Krust Baking Company, Inc. (Wachovia Bank),
   1.41%, 4-3-03 .........................     2,810      2,810,000
 Cheney Bros, Inc. (Wachovia Bank),
   1.41%, 4-3-03 .........................     3,350      3,350,000
                                                     --------------
                                                          6,160,000
                                                     --------------

 Furniture and Furnishings - 0.34%
 Capo & Sons Corporation (Wachovia Bank),
   1.41%, 4-3-03 .........................     3,770      3,770,000
                                                     --------------

 Health Care -- Drugs - 2.92%
 Merck & Co., Inc.,
   4.489%, 2-22-04 (A) ...................    31,100     31,994,574
                                                     --------------

 Hospital Supply and Management - 0.68%
 Autumn House at Powder Mill, Inc. (Suntrust Bank),
   1.35%, 4-3-03 .........................     1,450      1,450,000
 Meriter Management Services, Inc. (U.S. Bank
   Milwaukee, National Association),
   1.45%, 4-2-03 .........................     5,965      5,965,000
                                                     --------------
                                                          7,415,000
                                                     --------------

 Leisure Time Industry - 0.69%
 Ansley Golf Club, Inc. (Wachovia Bank),
   1.41%, 4-3-03 .........................     7,515      7,515,000
                                                     --------------

 Real Estate Investment Trust - 0.82%
 Brentwood Apartments of Mooresville, L.L.C.
   (Wachovia Bank),
   1.41%, 4-3-03 .........................     5,740      5,740,000
 Handy, L.C. (U.S. Bank, National Association),
   1.4%, 4-3-03 ..........................     3,290      3,290,000
                                                     --------------
                                                          9,030,000
                                                     --------------

 Retail -- General Merchandise - 2.11%
 Wal-Mart Stores, Inc.,
   4.878%, 6-1-03 ........................    23,000     23,085,257
                                                     --------------

 Retail -- Specialty Stores - 0.18%
 El Dorado Enterprises of Miami, Inc. (Wachovia Bank),
   1.41%, 4-3-03 .........................     2,000      2,000,000
                                                     --------------

 Trucking and Shipping - 0.05%
 Volpe Family Partnership, L.P. (Wachovia Bank),
   1.36%, 4-3-03 .........................       500        500,000
                                                     --------------

 Utilities -- Telephone - 2.02%
 BellSouth Corporation,
   4.105%, 4-26-03(A) ....................    22,150     22,170,284
                                                     --------------

Total Notes - 14.85%                                    162,652,459

TOTAL CORPORATE OBLIGATIONS - 69.10%                   $756,918,081
 (Cost: $756,918,081)

MUNICIPAL OBLIGATIONS
Alabama - 0.36%
 The Industrial Development Board of the
   City of Dothan, Alabama's Taxable
   Adjustable/Fixed Rate Industrial Revenue
   Bonds, Series 1999 (Dunbarton Project),
   (Wachovia Bank),
   1.41%, 4-3-03 .........................     3,975      3,975,000
                                                     --------------

California - 4.06%
 Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds,
   Air Products Manufacturing Corporation,
   Series 1997A (Taxable),
   1.22%, 5-8-03 .........................    22,000     22,000,000
 California Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds (Air
   Products and Chemicals, Inc./Wilmington
   Facility), Taxable Series 1997A,
   1.22%, 5-8-03 .........................    20,000     20,000,000
 California Statewide Communities Development
   Authority, Variable Rate Demand, Taxable
   Multifamily Housing Revenue Bonds (La Puenta
   Apartments), 2001 Series JJ-T (U.S. Bank,
   National Association),
   1.65%, 4-1-02 .........................     2,425      2,425,000
                                                     --------------
                                                         44,425,000
                                                     --------------

Colorado - 0.51%
 Colorado Agricultural Development Authority,
   Adjustable Rate Industrial Development Revenue
   Bonds (Royal Crest Dairy, Inc. Project),
   Series 1998 (UMB Bank Colorado),
   1.55%, 4-2-03 .........................     3,900      3,900,000
 Kit Carson County, Colorado, Architectural
   Development Revenue Bonds (Taxable), (Midwest
   Farms, L.L.C. Project), Series 1997 (Wells Fargo
   Bank),
   1.3%, 4-3-03 ..........................     1,670      1,670,000
                                                     --------------
                                                          5,570,000
                                                     --------------

District of Columbia - 0.27%
 District of Columbia Revenue Bonds, American
   Society for Microbiology Project, Series 1999B
   (Taxable), (First Union National Bank),
   1.36%, 4-3-03 .........................     2,990      2,990,000
                                                     --------------

Kansas - 0.82%
 City of Park City, Kansas, Taxable Industrial
   Revenue Bonds (The Hayes Company, Inc.),
   Series 2001 (U.S. Bank, National Association),
   1.35%, 4-1-03 .........................     8,925      8,925,000
                                                     --------------

Louisiana - 3.12%
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (Westdeutsche
   Landesbank Girozentrale),
   1.275%, 4-30-03 .......................    34,200     34,200,000
                                                     --------------

Maine - 0.43%
 Finance Authority of Maine, Taxable Electric Rate
   Stabilization Revenue Notes, Series 1998A (Maine
   Public Service Company), (AMBAC Assurance Corporation),
   1.35%, 4-2-03 .........................     4,760      4,760,000
                                                     --------------

Maryland - 0.42%
 Maryland Industrial Development Financing Authority,
   Taxable Limited Obligation Economic Development
   Revenue Bonds (Cloverleaf Enterprises, Inc. Facility),
   1999 Issue (Wachovia Bank),
   1.41%, 4-3-03 .........................     4,585      4,585,000
                                                     --------------

New York - 1.23%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   1.33%, 4-2-03 .........................    13,485     13,485,000
                                                     --------------

Pennsylvania - 0.53%
 Montgomery County Industrial Development Authority,
   Federal Taxable Variable Rate Demand Revenue Bonds
   (Neose Technologies, Inc. Project), Series B of 1997
   (First Union Bank),
   1.46%, 4-2-03 .........................     3,025      3,025,000
 Berks County Industrial Development Authority,
   Federally-Taxable Variable Rate Demand/Fixed
   Rate Revenue Bonds (Tray-Pak Corp. Project),
   Series B of 2001 (Wachovia Bank),
   1.36%, 4-3-03 .........................     2,720      2,720,000
                                                     --------------
                                                          5,745,000
                                                     --------------

Rhode Island - 0.36%
 Rhode Island Economic Development Corporation,
   Taxable Variable Rate Economic Development
   Revenue Bonds (AAA Southern New England Project),
   Series 1998 (Wachovia Bank),
   1.41%, 4-3-03 .........................     3,900      3,900,000
                                                     --------------

Washington - 2.47%
 Washington State Housing Finance Commission:
   Taxable Variable Rate Demand Multifamily
   Revenue Bonds:
   Springfield Meadows Apartments Project,
   Series 2001B (U.S. Bank, National Association),
   1.35%, 4-1-03 .........................     5,950      5,950,000
   Brittany Park Project, Series 1996B
   (U.S. Bank of Washington, National Association),
   1.35%, 4-3-03 .........................     2,955      2,955,000
   Country Club Apartments Project, Series 2001B
   (U.S. Bank, National Association),
   1.45%, 4-1-03 .........................     2,300      2,300,000
   Taxable Variable Rate Demand Nonprofit Revenue
   Bonds, Virginia Mason Research       Center Project,
   Series 1997B (U.S. Bank, National Association),
   1.35%, 4-3-03 .........................     1,880      1,880,000
 Wenatchee Valley Clinic, P.S., Floating Rate
   Taxable Bonds, Series 1998 (U.S. Bank,
   National Association),
   1.35%, 4-3-03 .........................    12,000     12,000,000
 Washington Economic Development Finance Authority,
   Taxable Variable Rate Demand Industrial Revenue
   Bonds (Tonkin Building Associates, LLC Project),
   Series 1997B (U.S. Bank of Washington,
   National Association),
   1.35%, 4-3-03 .........................     1,525      1,525,000
 Watts Brothers Frozen Foods, L.L.C., Variable
   Rate Demand Taxable Revenue Bonds, 1997 (U.S.
   Bank of Washington, National Association),
   1.35%, 4-3-03 .........................       451        451,000
                                                     --------------
                                                         27,061,000
                                                     --------------

Wisconsin - 0.79%
 Town of Wood River, Wisconsin, Variable Rate
   Demand Industrial Development Revenue Bonds
   (Burnett Dairy Cooperative Project), Series 2001B
   (U.S. Bank, National Association),
   1.35%, 4-1-03 .........................     6,000      6,000,000
 Village of Oregon, Wisconsin, Taxable Variable
   Rate Demand Industrial Development Revenue Bonds
   (Five K Partnership and Wisco Industries, Inc.
   Project), Series 2001B (U.S. Bank, National
   Association),
   1.35%, 4-3-03 .........................     2,700      2,700,000
                                                     --------------
                                                          8,700,000
                                                     --------------

TOTAL MUNICIPAL OBLIGATIONS - 15.37%                   $168,321,000
 (Cost: $168,321,000)

UNITED STATES GOVERNMENT SECURITIES
 Federal Farm Credit Banks:
   1.48%, 10-31-03 .......................     5,500      5,452,001
   1.25%, 3-19-04 ........................     8,000      8,000,000
 Federal Home Loan Bank:
   1.45%, 2-24-04.........................    22,600     22,600,000
   1.35%, 4-5-04 .........................     8,100      8,100,000
   1.3%, 4-12-04 .........................    12,500     12,500,000
 Federal Home Loan Mortgage Corporation,
   1.65%, 12-23-03........................    14,000     14,000,000
 Student Loan Marketing Association,
   1.4%, 2-20-04 .........................    22,500     22,500,000
 United States Treasury Bills:
   1.24%, 5-8-03 .........................     5,100      5,093,527
   1.04%, 8-7-03 .........................    21,200     21,121,607
   1.035%, 8-21-03 .......................    19,099     19,021,028
 United States Treasury Notes:
   5.25%, 8-15-03 ........................    15,000     15,194,444
   2.75%, 10-31-03 .......................    24,000     24,129,607

TOTAL UNITED STATES GOVERNMENT SECURITIES - 16.22%   $  177,712,214
 (Cost: $177,712,214)

TOTAL INVESTMENT SECURITIES - 100.69%                $1,102,951,295
 (Cost: $1,102,951,295)
LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.69%)      (7,520,853)

NET ASSETS - 100.00%                                 $1,095,430,442


Notes to Schedule of Investments

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2003, the total value of these securities amounted to $54,164,858 or 4.94% of net assets.

   Cost of investments owned is the same as that used for Federal income tax purposes.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

STATEMENT OF ASSETS AND LIABILITIES
     CASH MANAGEMENT
     March 31, 2003
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities - at value (cost-$1,102,951)
   (Note 1) ........................................   $1,102,951
 Cash  .............................................        3,091
 Receivables:
   Fund shares sold ................................        8,681
   Interest ........................................        2,772
 Prepaid insurance premium  ........................           67
 Prepaid registration fees .........................           49
                                                       ----------
    Total assets  ..................................    1,117,611
                                                       ----------
LIABILITIES
 Payable to Fund shareholders  .....................       21,678
 Accrued shareholder servicing (Note 2)  ...........          340
 Dividends payable  ................................           62
 Accrued management fee (Note 2)  ..................           12
 Accrued accounting services fee (Note 2)  .........           10
 Other  ............................................           79
                                                       ----------
    Total liabilities  .............................       22,181
                                                       ----------
      Total net assets .............................   $1,095,430
                                                       ==========
NET ASSETS
 $0.01 par value capital stock, authorized -- 5,000,000;
   Class A shares outstanding - 1,063,399
   Class B shares outstanding - 17,851
   Class C shares outstanding - 12,411
   Waddell & Reed Money Market Class C shares
    outstanding - 1,769
   Capital stock ...................................  $    10,954
   Additional paid-in capital ......................    1,084,476
                                                       ----------
    Net assets applicable to outstanding
      units of capital .............................   $1,095,430
                                                       ==========
Net asset value, redemption and offering price
 per share for all classes  ........................        $1.00
                                                            =====


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     CASH MANAGEMENT
     For the Six Months Ended March 31, 2003
     (In Thousands)

INVESTMENT INCOME
  Interest and amortization (Note 1B)  .................    $8,320
                                                          --------
  Expenses (Note 2):
     Investment management fee .........................     2,098
     Shareholder servicing:
       Class A .........................................     1,628
       Class B  ........................................        18
       Class C  ........................................        11
       Waddell & Reed Money Market Class C  ............         2
     Distribution fee:
       Class B  ........................................        52
       Class C  ........................................        31
       Waddell & Reed Money Market Class C  ............         7
     Custodian fees ....................................        71
     Accounting services fee ...........................        59
     Service fee:
       Class B  ........................................        17
       Class C  ........................................        10
       Waddell & Reed Money Market Class C  ............         2
     Legal fees ........................................        18
     Audit fees ........................................         8
     Other .............................................       265
                                                          --------
       Total  ..........................................     4,297
          Less expenses in excess of voluntary
            reimbursement of (Note 2):
            Class B 12b-1 fees  ........................       (14)
            Class C 12b-1 fees  ........................       (10)
            Waddell & Reed Money Market Class C
               12b-1 fees...............................        (2)
            Total expenses  ............................     4,271
                                                          --------
               Net investment income ...................     4,049
                                                          --------
                 Net increase in net assets
                    resulting from operations ..........    $4,049
                                                           =======


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     CASH MANAGEMENT
     (In Thousands)

                                      For the    For the
                                        six       fiscal
                                      months       year
                                       ended      ended
                                      3-31-03    9-30-02
                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income ........ $    4,049   $  14,113
                                    ----------  ----------
       Net increase in net assets
          resulting from operations      4,049      14,113
                                    ----------  ----------
  Dividends to shareholders
     from net investment income:(1)
     Class A ......................     (4,039)    (14,031)
     Class B ......................         (6)        (47)
     Class C ......................         (3)        (21)
     Waddell & Reed Money Market
       Class C  ...................         (1)        (14)
                                    ----------  ----------
                                        (4,049)    (14,113)
                                    ----------  ----------
  Capital share transactions (Note 3)   35,793     (21,604)
                                    ----------  ----------
     Total increase (decrease) ....     35,793     (21,604)
NET ASSETS
  Beginning of period  ............  1,059,637   1,081,241
                                    ----------  ----------
  End of period  .................. $1,095,430  $1,059,637
                                    ==========  ==========
     Undistributed net investment
       income  .................... $      ---  $      ---
                                    ==========  ==========

(1)See "Financial Highlights" on pages 17 - 20.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CASH MANAGEMENT
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:


                    For the For the fiscal For the
                        six    year ended   fiscal   For the fiscal year
                     months September 30,   period        ended June 30,
                      ended----------------  ended-----------------------
                    3-31-03    2002   2001 9-30-00   2000    1999   1998
                    ------- -------------- -------  -----   -----  -----
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                     ------- -------- ----------------------- ------- -------
Net investment
 income  ...........   0.0039  0.0139  0.0463  0.0148  0.0511  0.0455  0.0484
Less dividends
 declared  .........  (0.0039)(0.0139)(0.0463)(0.0148)(0.0511)(0.0455)(0.0484)
                     --------------------------------------------------------
Net asset value,
 end of period  ....  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                    ======== ================================================
Total return .......   0.39%   1.39%   4.78%   1.50%   5.18%   4.67%   4.93%
Net assets, end of
 period (in
 millions)  ........ $1,063  $1,038  $1,062    $875    $782    $667    $533
Ratio of expenses to
 average net
 assets  ...........   0.80%(1)0.78%   0.76%   0.81%(1)0.83%   0.83%   0.89%
Ratio of net
 investment income
 to average net
 assets  ...........   0.79%(1)1.37%   4.60%   5.92%(1)5.08%   4.54%   4.84%

(1)Annualized.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CASH MANAGEMENT
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                     For theFor the fiscal For the period
                         six    year ended  fiscal   from
                      months  September 30, period 9-9-99(1)
                       ended---------------  endedthrough
                    3-31-03    2002   2001 9-30-006-30-00
                    ------- -------------- --------------
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00   $1.00   $1.00   $1.00
                      ------  ------  ------  ------  ------
Net investment
 income  ...........   0.0005  0.0047  0.0372  0.0133  0.0346
Less dividends
 declared  .........  (0.0005)(0.0047)(0.0372)(0.0133)(0.0346)
                      ------  ------  ------  ------  ------
Net asset value,
 end of period  ....  $1.00   $1.00   $1.00   $1.00   $1.00
                     ======= ======= ======= ======= =======
Total return .......   0.05%   0.47%   3.83%   1.37%   3.43%
Net assets, end of
 period (in
 millions)  ........    $18     $13     $11      $2      $3
Ratio of expenses to
 average net assets
 including voluntary
 expense reimbursement 1.48%(2)1.69%   1.66%   1.43%(2)1.67%(2)
Ratio of net investment
 income to average net
 assets including voluntary
 expense reimbursement 0.09%(2)0.45%   3.49%   5.29%(2)4.49%(2)
Ratio of expenses to average
 net assets excluding voluntary
 expense reimbursement 1.69%(2) N/A    N/A      N/A     N/A
Ratio of net investment
 income (loss) to average net
 assets excluding voluntary
 expense reimbursement-0.11%(2) N/A    N/A      N/A     N/A

 (1)Commencement of operations of the class.
 (2)Annualized.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                     For theFor the fiscal For the period
                         six    year ended  fiscal   from
                      months September 30,  period  9-9-99(1)
                       ended---------------  endedthrough
                    3-31-03    2002   2001 9-30-006-30-00
                    ------- -------------- --------------
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00   $1.00   $1.00   $1.00
                      ------  ------  ------  ------  ------
Net investment
 income  ...........   0.0003  0.0047  0.0373  0.0126  0.0335
Less dividends
 declared  .........  (0.0003)(0.0047)(0.0373)(0.0126)(0.0335)
                      ------  ------  ------  ------  ------
Net asset value,
 end of period  ....  $1.00   $1.00   $1.00   $1.00   $1.00
                     ======= ======= ======= ======= =======
Total return .......   0.03%   0.45%   3.83%   1.29%   3.32%
Net assets, end of
 period (in
 millions)  ........    $12      $7      $5      $1      $1
Ratio of expenses to
 average net assets
 including voluntary
 expense reimbursement 1.49%(2)1.72%   1.65%   1.68%(2)1.82%(2)
Ratio of net investment
 income to average net
 assets including voluntary
 expense reimbursement 0.06%(2)0.42%   3.57%   5.05%(2)4.45%(2)
Ratio of expenses to average
 net assets excluding voluntary
 expense reimbursement 1.73%(2)N/A      N/A     N/A     N/A
Ratio of net investment
 income (loss) to average net
 assets excluding voluntary
 expense reimbursement-0.17%(2)N/A      N/A     N/A     N/A

 (1)Commencement of operations of the class.
 (2)Annualized.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
CASH MANAGEMENT
Waddell & Reed Money Market Class C Shares(1)
For a Share of Capital Stock Outstanding Throughout Each Period:

                     For theFor the fiscal For the
                         six    year ended  fiscal   For the fiscal year
                      months September 30,   period       ended June 30,
                       ended---------------- ended-----------------------
                    3-31-03    2002   2001 9-30-00   2000    1999   1998
                     --------------------- -------  -----   -----  -----
Net asset value,
 beginning of
 period  ...........  $1.00   $1.00  $1.00    $1.00   $1.00   $1.00   $1.00
                     ------- --------------  ------- ------- ------- -------
Net investment
 income  ...........   0.0004  0.0045 0.0378   0.0128  0.0426  0.0371  0.0403
Less dividends
 declared  .........  (0.0004)(0.0045)(0.0378)(0.0128)(0.0426)(0.0371)(0.0403)
                     ------- --------------  --------  ------ -------- ------
Net asset value,
 end of period  ....  $1.00   $1.00  $1.00    $1.00   $1.00   $1.00   $1.00
                     ======= ==============  ======= ======= ======= =======
Total return .......   0.04%   0.46%  3.89%    1.30%   3.86%   3.79%   4.10%
Net assets, end of
 period (in
 millions)  ........     $2      $2     $3       $7      $9      $5      $4
Ratio of expenses to
 average net assets
 including voluntary
 expense reimbursement 1.50%(2)1.67%  1.61%    1.57%(2)1.77%   1.60%   1.71%
Ratio of net investment
 income to average net
 assets including voluntary
 expense reimbursement 0.09%(2)0.53%  4.03%    5.15%(2)4.63%   3.77%   4.03%
Ratio of expenses to average
 net assets excluding voluntary
 expense reimbursement 1.66%(2)N/A    N/A       N/A     N/A     N/A     N/A
Ratio of net investment
 income (loss) to average net
 assets excluding voluntary
 expense reimbursement-0.07%(2)N/A    N/A       N/A     N/A     N/A     N/A

 (1)See Note 3.
 (2)Annualized.


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     March 31, 2003

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

D. Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At March 31, 2003, additional security costs amounted to $27,410, which is included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO
acts as the agent in providing          accounting services and assistance to
the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C and Waddell & Reed Money Market C shares, the Fund pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $.75 for each shareholder check it processes. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class B, Class C and Waddell & Reed Money Market C shares, respectively. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class. In the current environment of low interest rates, W&R has voluntarily agreed to reimburse sufficient distribution and service fees to any class of the Fund in order to insure the yield of that class remains at or above 0.05%.

During the period ended March 31, 2003, W&R received no front-end sales commissions.

During the period ended March 31, 2003, W&R received $59,658 and $2,204 in deferred sales charges for Class B and Class C Shares, respectively.

The Fund paid Directors' fees of $29,440, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Multiclass Operations

The Fund currently offers three classes of shares:  Class A, Class B and Class
C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Waddell & Reed Money Market Class B shares were combined with Waddell & Reed Money Market Class C shares effective March 24, 2000 and were redesignated Waddell & Reed Money Market Class C shares. As of June 30, 2000, Waddell & Reed Money Market Class C shares were closed to additional investments.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

                            For the      For the
                         six months  fiscal year
                              ended        ended
                          March 31, September 30,
                               2003          2002
                        -----------   -----------
Value issued from sale
 of shares:
 Class A  ............   $1,066,866    $4,933,033
 Class B  ............       15,834        43,795
 Class C  ............       16,995        43,542
 Waddell & Reed
  Money Market Class C          ---           ---
Value issued from
 reinvestment of dividends:
 Class A  ............        3,823        13,414
 Class B  ............            6            46
 Class C  ............            2            20
 Waddell & Reed
  Money Market Class C            1            14
Value redeemed:
 Class A  ............   (1,045,343)   (4,970,541)
 Class B  ............      (10,609)      (42,244)
 Class C  ............      (11,439)      (41,290)
 Waddell & Reed
  Money Market Class C         (343)       (1,393)
                         ----------    ----------
Increase (decrease) in
 outstanding capital     $   35,793    $  (21,604)
                         ==========    ==========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash Management, Inc. (the "Fund") as of March 31, 2003, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of March 31, 2003, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2002, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2003

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III


OFFICERS
Henry J. Herrmann, President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Mira Stevovich, Vice President
Michael D. Strohm, Vice President

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.

----------------------------------
FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS 66201-9217
  Toll-Free  (800) 366-5465
  Local  (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1010SA(3-03)